Equity Based Compensation Equity Based Compensation (Summary of stock option awards) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Stock Options, Number of options outstanding (in shares):
Outstanding, beginning balance (in shares)		772,851	910,189	845,259
Granted (in shares)		489,377	1,006,936	64,930
Exercised (in shares)	(546,244)	(546,244)	0	0
Forfeited (in shares)		(1,500)	(1,144,274)	0
Outstanding, ending balance (in shares)		714,484	772,851	910,189
Exercisable at December 31, 2013 (in shares)		94,083
Vested and expected to vest at December 31, 2013		635,276
Stock Options, Weighted average exercise price (in dollars per share):
Outstanding, beginning balance (in dollars per share)		$ 0.97	$ 2.04	$ 2.05
Granted (in dollars per share)		$ 14.17	$ 0.97	$ 1.92
Exercised (in dollars per share)		$ 0.97	$ 0.00	$ 0.00
Forfeited (in dollars per share)		$ 14.00	$ 1.82	$ 0.00
Outstanding, ending balance (in dollars per share)		$ 9.98	$ 0.97	$ 2.04
Exercisable at December 31, 2013 (in dollars per share)		$ 0.97
Vested and expected to vest at December 31, 2103		$ 9.59
Stock Options, Contractual Term (in years)
Outstanding at December 31, 2013		9 years
Exercisable at December 31, 2013		6 years 10 months 24 days
Vested and expected to vest at December 31, 2013		8 years 10 months 24 days
Stock Options, Intrinsic Value
Outstanding at December 31, 2013		$ 5,883
Exercisable at December 31, 2103		1,623
Vested and expected to vest at December 31, 2013		$ 5,480